Long term loan (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Line of Credit Facility
Amount drawn		$ 13,000
Repayment of loan facility		2,772	¥ 19,060
Interest expense		283	¥ 1,944
Subsidiaries in Hong Kong
Line of Credit Facility
Term of loan facility	24 months
Maximum borrowing capacity	$ 13,000
Repayment of loan facility		$ 2,958
3-month LIBOR | Subsidiaries in Hong Kong
Line of Credit Facility
Interest rate spread (as a percent)	4.36%
Interest rate outstanding		6.78%	6.78%